Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Long-term Loan	$ 5,908,623	$ 6,419,584
Less current installments	738,955	260,954
Long-term debt, excluding current installments	5,169,668	6,158,630
Virginia Real Estate Loan [Member]
Long-term Loan	4,580,173	4,774,252
North Carolina Real Estate Loan [Member]
Long-term Loan	$ 1,328,450	$ 1,645,332